SEGMENT REPORTING - Summary of revenues and percentage of revenues by geographical locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment reporting
Total product sales revenues	$ 227,539	$ 319,881	$ 292,487
Total revenues
Segment reporting
Revenues (as a percent)	100.00%	100.00%	100.00%
Europe
Segment reporting
Total product sales revenues	$ 109,781	$ 153,697	$ 145,185
Europe | Total revenues
Segment reporting
Revenues (as a percent)	48.20%	48.10%	49.60%
France
Segment reporting
Total product sales revenues	$ 22,900	$ 34,693	$ 31,321
North America
Segment reporting
Total product sales revenues	$ 51,206	$ 73,339	$ 77,814
North America | Total revenues
Segment reporting
Revenues (as a percent)	22.50%	22.90%	26.60%
United States
Segment reporting
Total product sales revenues	$ 40,148	$ 60,810	$ 66,475
Other countries
Segment reporting
Total product sales revenues	$ 66,552	$ 92,845	$ 69,488
Other countries | Total revenues
Segment reporting
Revenues (as a percent)	29.30%	29.00%	23.80%